SHAREHOLDERS' EQUITY AND SHARE-BASED COMPENSATION - Assumptions Used to Determine the Fair Values for Performance-Based Awards (Details) - Restricted Shares and Restricted Share Units - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Monte Carlo
Equity And Share-Based Compensation
Risk-free interest rate (%)	0.16%	2.47%
Expected stock price volatility (%)	39.54%	17.72%
Expected dividend yield	0.00%	0.00%
Expected life (in years)	3 years	3 years
Fair value (in usd per share)	$ 10.16	$ 0
Binomial
Equity And Share-Based Compensation
Risk-free interest rate (%), minimum	0.00%
Expected stock price volatility (%)	0.00%	80.36%
Expected dividend yield	0.00%	0.00%
Expected life (in years)		2 years
Fair value (in usd per share)	$ 0	$ 12.58
Binomial | Maximum
Equity And Share-Based Compensation
Risk-free interest rate (%)		0.27%
Binomial | Minimum
Equity And Share-Based Compensation
Risk-free interest rate (%)		0.09%